Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Total amount recognized
Noncurrent assets		SFr 519	SFr 560
Amounts recognized in AOCI
Actuarial gains/(losses)		(607)	(582)
Prior service credit/(cost)		(8)	(9)
Total		(615)	(591)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		30	84	SFr 0
Actuarial gains/(losses), Net		(37)	(170)
Prior service credit/(cost), Net			(4)
Amortization of actuarial losses/ (gains), Net		(2)	9
Amortization of prior service cost/(credit), Net		1	1
Immediate recognition due to curtailment/settlement, Net		14	8
Total amounts recognized in other comprehensive income, Net		(24)	(156)
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation		427	440	497
PBO
Service costs		427	440	497
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation		12	14	14
Interest costs on benefit obligation		86	58	49
Expected return on plan assets		(135)	(67)	(65)
Amortization of recognized prior service cost/(credit)		1	1	1
Amortization of recognized actuarial losses/(gains)		(4)	9	14
Settlement losses/(gains)		14	11	8
Net periodic benefit/(costs)		(26)	26	21
PBO
Beginning of the measurement period		1,897	3,022
Service costs		12	14	14
Interest costs		86	58	49
Plan amendments		0	4
Settlements		(59)	(37)
Curtailments		(1)	0
Actuarial losses/(gains)		20	(908)
Benefit payments		(67)	(71)
Exchange rate losses/(gains)		(120)	(185)
End of the measurement period		1,768	1,897	3,022
Fair value of plan assets
Beginning of the measurement period		2,316	3,802
Actual return on plan assets		92	(1,132)
Employer contributions		10	16
Settlements		(59)	(37)
Benefit payments		(67)	(71)
Exchange rate gains/(losses)		(126)	(262)
End of the measurement period		2,166	2,316	SFr 3,802
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		398	419
Total funded status recognized in the consolidated balance sheet at December 31		398	419
Total amount recognized
Noncurrent assets		520	559
Current liabilities		(11)	(7)
Noncurrent liabilities		(111)	(133)
Total amount recognized in the consolidated balance sheet at December 31		398	419
Defined Benefit Plan, Asset Portfolio Gains/(Losses)		(43)	(1,199)
ABO
End of the measurement period		1,758	1,880
Amounts recognized in AOCI
Actuarial gains/(losses)		(599)	(576)
Prior service credit/(cost)		(11)	(12)
Total		(610)	(588)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(63)	(284)
Actuarial gains/(losses), Tax		28	94
Actuarial gains/(losses), Net		(35)	(190)
Prior service credit/(cost), Gross			(4)
Prior service credit/(cost), Tax			0
Prior service credit/(cost), Net			(4)
Amortization of actuarial losses/(gains), Gross		(4)	9
Amortization of actuarial losses/(gains), Tax		2	(1)
Amortization of actuarial losses/ (gains), Net		(2)	8
Amortization of prior service cost/(credit), Gross		1	1
Amortization of prior service cost/(credit), Tax		0	0
Amortization of prior service cost/(credit), Net		1	1
Immediate recognition due to curtailment/settlement, Gross		14	11
Immediate recognition due to curtailment/settlement, Tax		0	(3)
Immediate recognition due to curtailment/settlement, Net		14	8
Total amounts recognized in other comprehensive income, Gross		(52)	(267)
Total amounts recognized in other comprehensive income, Tax		30	90
Total amounts recognized in other comprehensive income, Net		SFr (22)	SFr (177)
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		4.60%	2.90%	2.64%
Discount rate - interest costs (as a percent)		5.03%	2.10%	1.56%
Salary increases (as a percent)		3.20%	3.32%	2.97%
Expected long-term rate of return on plan assets (as a percent)		4.35%	2.01%	1.79%
Benefit obligation (%)
Discount rate (as a percent)		4.69%	4.75%	2.13%
Salary increases (as a percent)		3.25%	3.18%	3.32%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					SFr 14
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation		SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation		5	3	2
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		0	0	0
Amortization of recognized actuarial losses/(gains)		0	1	1
Settlement losses/(gains)		0	0	0
Net periodic benefit/(costs)		5	4	3
PBO
Beginning of the measurement period		107	140
Service costs		0	0	0
Interest costs		5	3	2
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Actuarial losses/(gains)		2	(27)
Benefit payments		(12)	(11)
Exchange rate losses/(gains)		(8)	2
End of the measurement period		94	107	140
Fair value of plan assets
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		12	11
Settlements		0	0
Benefit payments		(12)	(11)
Exchange rate gains/(losses)		0	0
End of the measurement period		0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(94)	(107)
Total funded status recognized in the consolidated balance sheet at December 31		(94)	(107)
Total amount recognized
Noncurrent assets		0	0
Current liabilities		(7)	(10)
Noncurrent liabilities		(87)	(97)
Total amount recognized in the consolidated balance sheet at December 31		(94)	(107)
ABO
End of the measurement period		94	107
Amounts recognized in AOCI
Actuarial gains/(losses)		(8)	(6)
Prior service credit/(cost)		3	3
Total		(5)	(3)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(2)	27
Actuarial gains/(losses), Tax		0	(7)
Actuarial gains/(losses), Net		(2)	20
Prior service credit/(cost), Gross			0
Prior service credit/(cost), Tax			0
Prior service credit/(cost), Net			0
Amortization of actuarial losses/(gains), Gross		0	1
Amortization of actuarial losses/(gains), Tax		0	0
Amortization of actuarial losses/ (gains), Net		0	1
Amortization of prior service cost/(credit), Gross		0	0
Amortization of prior service cost/(credit), Tax		0	0
Amortization of prior service cost/(credit), Net		0	0
Immediate recognition due to curtailment/settlement, Gross		0	0
Immediate recognition due to curtailment/settlement, Tax		0	0
Immediate recognition due to curtailment/settlement, Net		0	0
Total amounts recognized in other comprehensive income, Gross		(2)	28
Total amounts recognized in other comprehensive income, Tax		0	(7)
Total amounts recognized in other comprehensive income, Net		SFr (2)	SFr 21
Net benefit pension cost (%)
Discount rate - interest costs (as a percent)		5.02%	2.23%	1.74%
Benefit obligation (%)
Discount rate (as a percent)		4.83%	5.18%	2.89%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	[1]	8.30%	6.30%	6.50%
Weighted-average rate of health care benefit decrease (as a percent)		4.50%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					SFr 7
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)					8.30%

[1]	The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2034.